Vessels, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accumulated Depreciation [Abstract]
Depreciation	$ (6,673)	$ (7,175)
Net Book Value [Abstract]
Beginning balance	394,691
Depreciation	(6,673)	$ (7,175)
Ending balance	383,218
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	409,264
Ending balance	409,264
Accumulated Depreciation [Abstract]
Beginning balance	(34,554)
Depreciation	(6,673)
Ending balance	(41,227)
Net Book Value [Abstract]
Beginning balance	374,710
Depreciation	(6,673)
Ending balance	$ 368,037